Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Information Federated Hermes SDG Engagement Equity Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation alongside positive societal impact. The objective may be changed by the Fund’s Board of Trustees (the “Trustees”) without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A),Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 16 and in “Appendix B” to this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	 You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Hermes funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective of long-term capital appreciation alongside positive societal impact by investing, under normal circumstances, at least 80% of its net assets in equity securities.In seeking to achieve its objective, the Fund may invest its assets in companies of all capitalizations; however, the Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) anticipates that the Fund will be primarily invested in equity securities and equity-related securities (such as depositary receipts) of small- and mid-capitalization companies in both the United States and foreign markets (including emerging markets).The Fund may also invest in and gain exposure to securities of other investment companies, real estate investment trusts (REITs), and money market funds including funds advised by the Adviser or its affiliates.In managing the assets of the Fund, the Adviser will seek to invest in companies that, in its view, provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”) (as outlined in further detail below).[1] It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model), and quality of management. The review process may include analysis of financial statements, meetings with management, consideration of the general economic environment in which the company operates, structural growth potential of the relevant industry segment and other relevant factors which allow the Adviser to assess the intrinsic value of a company, and a comparison to the market valuation, as reflected in the current share price. The Adviser also will use standard accounting methodologies to assess the growth prospects of a company by estimating its future operating cash flow less capital expenditures (adjusted for the time value of money). The Adviser believes this analysis may help determine whether the companies may provide the potential for long-term capital appreciation, notwithstanding that equities of such companies may, at the time of purchase, be undervalued.1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development GoalsIn addition to fundamental financial indicator criteria, the Adviser may consider engagement criteria such as assessment of company management competence, integrity and vision, as well as exposure to one or multiple UN SustainableDevelopment Goals.The Adviser intends to invest in small- and mid-capitalization companies that it believes will implement best in class UN Sustainable Development Goals practices. The Adviser will utilize bottom-up analysis of companies’ respective supply chains, direct operations, products and services to identify those businesses with the best opportunity for improvement in areas such as education, water and energy conservation.The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the UN Sustainable Development Goals. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.The Fund may invest in other investment companies and futures contracts to implement elements of its investment strategy, including for cash flow management, cost effectiveness, and gaining exposure to certain markets and securities in a quicker and more efficient manner. There can be no assurance that the Fund’s use of futures contracts will work as intended. Futures contract investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in investments in equity securities.Portfolio TurnoverThe Fund actively trades its portfolio securities in an attempt to achieve its investment objective, although the Fund expects to have low portfolio turnover. Active trading may cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy may result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Risk [Heading]	rr_RiskHeading	What are the Main (or Principal) Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.■ Risks of Investing for UN Sustainable Development Goals. The Fund’s strategy is to target companies the Adviser believes will contribute positive societal impact aligned to the UN Sustainable Development Goals. The Fund may underperform funds that do not have such a strategy.■ Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.■ Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.■ Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.■ Small-Cap Company Risk. The Fund may invest in small capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price. The Adviser and its affiliated investment advisers also can manage other funds and accounts that use small-cap or similar investment strategies, and investments in small-cap securities by multiple funds and accounts, including those managed by the Adviser and its affiliates, could impact the availability of suitable small-cap securities and cause a capacity constraint associated with the Fund’s small-cap investment strategy.■ Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.■ Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increase volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollardenominated securities.■ European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.■ Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.■ Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.■ Investment Style Risk. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund’s style of investing, the Fund’s Share price may lag that of other funds using a different investment style.■ Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.■ Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.■ Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus such as stock market, credit, currency, and liquidity risks.■ Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured [Text]	rr_RiskNotInsured	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total return on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information for each class shown. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total return on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Hermes SDG Engagement Equity Fund – IS Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total return shown in the bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return shown in the bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.The Fund’s IS class total return for the nine-month period from January 1, 2021 to September 30, 2021, was 11.11%.Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 21.96% (quarter ended June 30, 2020). Its lowest quarterly return was (29.30)% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the IS class and after tax-returns for the A and R6 classes will differ from those shown for the IS class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s A class and R6 class commenced operations on November 5, 2019 and June 11, 2021, respectively. For the periods prior to the commencement of operations of the A class and R6 class, the performance information shown below is for the Fund’s IS class. The performance of the IS class has not been adjusted to reflect the higher expenses applicable to the A class. The performance shown in the table has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s IS class and A class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class. The A, IS and R6 classes are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. It is anticipated that the expense ratio of the A class will be higher than the expense ratio of the IS class; accordingly, the actual performance of the A class is anticipated to be lower than the performance of the IS class. It is anticipated that the expense ratio of the R6 class will be lower than the expense ratio of the IS class; accordingly, the actual performance of the R6 class is anticipated to be higher than the performance of the IS class.In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class and after tax-returns for the A and R6 classes will differ from those shown for the IS class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.(For the Periods Ended December 31, 2020)
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	fhas_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus.
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	$ 724
3 Years	rr_ExpenseExampleYear03	1,088
5 Years	rr_ExpenseExampleYear05	1,476
10 Years	rr_ExpenseExampleYear10	$ 2,560
1 Year	rr_AverageAnnualReturnYear01	2.08%
SinceInception	rr_AverageAnnualReturnSinceInception	8.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2019
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	$ 1,834
2019	rr_AnnualReturn2019	25.41%
2020	rr_AnnualReturn2020	8.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's IS class total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.30%)
1 Year	rr_AverageAnnualReturnYear01	8.34%
SinceInception	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2018
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	$ 1,768
1 Year	rr_AverageAnnualReturnYear01	8.34%
SinceInception	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2021
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund | Return After Taxes on Distributions | IS
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.11%
SinceInception	rr_AverageAnnualReturnSinceInception	10.66%
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | IS
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
SinceInception	rr_AverageAnnualReturnSinceInception	8.41%
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund | MSCI All Country World SMID Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.67%	[5]
SinceInception	rr_AverageAnnualReturnSinceInception	14.02%	[5]
Class A and IS and R6 Shares | Federated Hermes SDG Engagement Equity Fund | Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.89%	[6]
SinceInception	rr_AverageAnnualReturnSinceInception	17.38%	[6]

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Trustees.
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 0.94% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[3]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	The Benchmark captures mid- and small-cap representation across 23 Developed Markets and 26 Emerging Markets countries. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.
[6]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.